Condensed Consolidated Statement of Changes in Stockholders' Equity (Successor) (Unaudited) - USD ($) $ in Thousands	Outside Directors [Member] Common Stock [Member]	Outside Directors [Member] Additional Paid-in Capital [Member]	Outside Directors [Member] Retained Earnings [Member]	Outside Directors [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Aug. 21, 2020					0
Balance at Aug. 21, 2020					$ 0	$ 0	$ 0	$ 0
Exercise of warrants (in shares)					313,000
Exercise of warrants					$ 0	3,596	0	$ 3,596
Exercised (in shares)					0			0
Shares issued upon options being exercised					$ 0	0	0	$ 0
Compensation costs included in net income					0	15,776	0	15,776
Net income (loss)					$ 0	0	(16,429)	(16,429)
Balance (in shares) at Dec. 31, 2020					91,968,000
Balance at Dec. 31, 2020					$ 9	581,426	(107,209)	474,226
Exercise of warrants (in shares)					554,000
Exercise of warrants					$ 0	5,466	0	5,466
Exercised (in shares)					154,000
Shares issued upon options being exercised					$ 0	1,574	0	1,574
Compensation costs included in net income					0	966	0	966
Net income (loss)					$ 0	0	4,744	4,744
Balance (in shares) at Mar. 31, 2021					92,676,000
Balance at Mar. 31, 2021					$ 9	589,432	(102,465)	486,976
Balance (in shares) at Dec. 31, 2020					91,968,000
Balance at Dec. 31, 2020					$ 9	581,426	(107,209)	$ 474,226
Exercised (in shares)								154,268
Net income (loss)								$ 10,487
Balance (in shares) at Jun. 30, 2021					92,729,000
Balance at Jun. 30, 2021					$ 9	590,455	(96,722)	493,742
Balance (in shares) at Mar. 31, 2021					92,676,000
Balance at Mar. 31, 2021					$ 9	589,432	(102,465)	486,976
Compensation costs included in net income					0	1,023	0	1,023
Net income (loss)					$ 0	0	5,743	5,743
Restricted shares issued to outside directors (in shares)	53,000
Restricted shares issued to outside directors	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Jun. 30, 2021					92,729,000
Balance at Jun. 30, 2021					$ 9	$ 590,455	$ (96,722)	$ 493,742